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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number:28- 11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   847-905-4690

Signature, Place, and Date of Signing:

   /s/Michael Turro              Evanston, IL              August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 524,973
                                       (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2012.

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------             -------- --------- -------- ------------------- ---------- ---------- ----------------
                                                                                                VOTING
NAME OF              TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER       AUTHORITY
ISSUER                CLASS    CUSIP    [x$1000]  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE
------               -------- --------- -------- ---------- --- ---- ---------- ---------- ---- ------ ----
* EL PASO CORP         COM    28336L109 307,637  10,410,743 SH          SOLE    10,410,743
* MOTOROLA MOBILITY
  HLDGS INC            COM    620097105 203,308   5,181,147 SH          SOLE     5,181,147
* MOTOROLA MOBILITY
  HLDGS INC            COM    620097105  14,028     357,500 SH  CALL    SOLE       357,500